Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Stock-Based Compensation [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

The Company adopted the 2008 Stock Plan (“2008 Plan”) under which it may issue stock options to purchase shares of common stock, and award restricted stock and stock appreciation rights to employees, Directors and consultants. The 2008 Plan expired in March 2018 and all award issuance therefore ceased. Options generally vest over a four-year period with a one-year cliff. The option term is no longer than five years for incentive stock options for which the grantee owns greater than 10% of the Company’s capital stock and no longer than 10 years for all other options. The Company has a repurchase option on unvested restricted stock exercisable upon the voluntary or involuntary termination of the purchaser’s employment with the Company for any reason. The Company’s repurchase right lapses in accordance with the vesting terms. Through March 31, 2023, there have been no exercises of common stock options prior to the vesting of such options. Options outstanding under the 2008 Plan will remain outstanding until they are exercised, canceled or expire.

In May 2018, the Company adopted the 2018 Stock Plan (“2018 Plan”) under which the Company may issue stock options to purchase shares of common stock, and award restricted stock and stock appreciation rights to employees, Directors and consultants.

Under the 2018 Plan, the Board of Directors may grant incentive stock options or nonqualified stock options. Incentive stock options may only be granted to Company employees. The exercise price of incentive stock options and nonqualified stock options cannot be less than 100% of the fair value per share of the Company’s common stock on the grant date. If an individual owns more than 10% of the Company’s outstanding capital stock, the price of each share incentive stock option will be at least 110% of the fair value. Fair value is determined by the Board of Directors. Options generally vest over a four-year period with a one-year cliff. The option term is no longer than five years for incentive stock options for which the grantee owns greater than 10% of the Company’s capital stock and no longer than 10 years for all other options. The Company has a repurchase option on unvested restricted stock exercisable upon the voluntary or involuntary termination of the purchaser’s employment with the Company for any reason. The Company’s repurchase right lapses in accordance with the vesting terms. Through March 31, 2023, there have been 6,250 exercises of common stock options prior to the vesting of such options.

Collectively, the 2008 Stock Plan and the 2018 Stock Plan are referred to as “the Plans”. The Company has reserved 715,483 shares of common stock for future issuance under the Plans.

The Company measures stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded stock-based compensation expense in the following expense categories in its accompanying condensed consolidated statements of operations and comprehensive income (loss):

	Three Months Ended March 31, (Unaudited)
(in thousands)	2023	2022
Research and development	$49	$6
Sales and marketing	173	4
Cost of sales	22	2
General and administrative	122	14
Total stock-based compensation	$366	$26

Stock Options

The following table summarizes stock option activity for the Plan for the three months ended March 31, 2023 (unaudited):

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at December 31, 2022 (Audited)	18,270,912	$0.25	6.07
Granted	1,367,000	$1.80
Exercised	(596,080)	$0.14
Cancelled	(231,901)	$0.53
Outstanding at March 31, 2023	18,809,931	$0.37	5.91
Exercisable at March 31, 2023	18,801,181	$0.37	5.91
Vested and expected to vest at March 31, 2023	18,809,931	$0.37	5.91

At March 31, 2023, the aggregate intrinsic value of outstanding options and exercisable options was $27.0 million. There were 1,367,000 stock options granted during the three months ended March 31, 2023. The weighted average grant date fair value options granted during the three months ended March 31, 2023 was $1.80.

The aggregate intrinsic value of options exercised was $1.0 million and $42,000 for the three months ended March 31, 2023 and 2022, respectively. As of March 31, 2023, the total unrecognized compensation expense related to unvested stock option awards was $4.7 million, which the Company expects to recognize over a weighted-average period of 3.2 years.

The fair value of options is estimated using the Black-Scholes option pricing model, which takes into account inputs such as the exercise price, the value of the underlying common stock at the grant date, expected term, expected volatility, risk-free interest rate and dividend yield. The fair value of each grant of options was determined using the methods and assumptions discussed below.

•        The expected term of employee options with service-based vesting is determined using the “simplified” method, as prescribed in the U.S. Securities and Exchange Commission’s Staff Accounting Bulletin (“SAB”) No. 107, whereby the expected life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data. The expected term of nonemployee options is equal to the contractual term.

•        The expected volatility is based on historical volatilities of similar entities within the Company’s industry which were commensurate with the expected term assumption as described in SAB No. 107.

•        The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.

•        The expected dividend yield is 0% because the Company has not historically paid, and does not expect for the foreseeable future to pay, a dividend on its common stock.

•        As the Company’s common stock has not historically been publicly traded, its Board of Directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

Three Months Ended March 31, (Unaudited)
2023
Expected volatility	71.2%
Risk-free interest rate	3.9%
Expected term (in years)	6.0
Expected dividend yield	—%

13. Stock-Based Compensation

The Company adopted the 2008 Stock Plan (“2008 Plan”) under which it may issue stock options to purchase shares of common stock, and award restricted stock and stock appreciation rights to employees, directors and consultants. The 2008 Plan expired in March 2018 and all award issuance therefore ceased. Options generally vest over a four-year period with a one-year cliff. The option term is no longer than five years for incentive stock options for which the grantee owns greater than 10% of the Company’s capital stock and no longer than 10 years for all other options. The Company has a repurchase option on unvested restricted stock exercisable upon the voluntary or involuntary termination of the purchaser’s employment with the Company for any reason. The Company’s repurchase right lapses in accordance with the vesting terms. Through December 31, 2022, there have been no exercises of common stock options prior to the vesting of such options. Options outstanding under the 2008 Plan will remain outstanding until they are exercised, canceled or expire.

In May 2018, the Company adopted the 2018 Stock Plan (“2018 Plan”) under which the Company may issue stock options to purchase shares of common stock, and award restricted stock and stock appreciation rights to employees, directors and consultants.

Under the 2018 Plan, the Board of Directors may grant incentive stock options or nonqualified stock options. Incentive stock options may only be granted to Company employees. The exercise price of incentive stock options and nonqualified stock options cannot be less than 100% of the fair value per share of the Company’s common stock on the grant date. If an individual owns more than 10% of the Company’s outstanding capital stock, the price of each share incentive stock option will be at least 110% of the fair value. Fair value is determined by the Board of Directors by considering objective and subjective factors including; valuation of comparable companies, the Company’s operating and financial performance, the lack of liquidity of common stock, transactions in the Company’s preferred or common stock, and general and industry specific economic outlook, amongst other factors. Options generally vest over a four-year period with a one- year cliff. The option term is no longer than five years for incentive stock options for which the grantee owns greater than 10% of the Company’s capital stock and no longer than 10 years for all other options. The Company has a repurchase option on unvested restricted stock exercisable upon the voluntary or involuntary termination of the purchaser’s employment with the Company for any reason. The Company’s repurchase right lapses in accordance with the vesting terms. Through December 31, 2022, there have been 6,250 shares of common stock exercised prior to the vesting of such options.

Collectively, the 2008 Stock Plan and the 2018 Stock Plan will be referenced as “the Plan”. As of December 31, 2022, the 2008 Stock Plan did not have any shares remaining in reserve. As such, the Company’s remaining shares of common stock in reserve of 1,850,582 were available under the 2018 Stock Plan.

The Company measures stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded stock-based compensation expense in the following expense categories in its accompanying consolidated statements of operations:

	Year Ended December 31,
(in thousands)	2022	2021
Research and development	$154	$43
Sales and marketing	318	80
Cost of sales	65	10
General and administrative	276	46
Total stock based compensation	$813	$179

Stock Options

The following table summarizes stock option activity for the Plan in the years indicated:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at December 31, 2021	18,086,501	$0.15	5.94
Granted	4,398,912	$0.60
Exercised	(2,862,244)	$0.11
Forfeited/Cancelled	(1,332,257)	$0.31
Expired	(20,000)	$0.09
Outstanding at December 31, 2022	18,270,912	$0.25	6.07
Exercisable at December 31, 2022	10,819,802	$0.08	2.41
Vested and expected to vest at December 31, 2022	18,270,912	$0.25	6.07

At December 31, 2022, the aggregate intrinsic value of outstanding options and exercisable options was $28.3 million and $18.1 million, respectively. The weighted average grant date fair value options granted during the years ended December 31, 2022 and 2021 were $0.75 and $0.13, respectively.

The aggregate intrinsic value of options exercised was $2.3 million and $0.1 million for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, the total unrecognized compensation expense related to unvested stock option awards was $3.6 million, which the Company expects to recognize over a weighted-average period of 3.3 years.

The fair value of options is estimated using the Black-Scholes option pricing model, which takes into account inputs such as the exercise price, the value of the underlying common stock at the grant date, expected term, expected volatility, risk-free interest rate and dividend yield. The fair value of each grant of options was determined using the methods and assumptions discussed below.

•        The expected term of employee options with service-based vesting is determined using the “simplified” method, as prescribed in SEC’s Staff Accounting Bulletin (“SAB”) No. 107, whereby the expected

•        life equals the arithmetic average of the vesting term and the original contractual term of the option due to the Company’s lack of sufficient historical data. The expected term of nonemployee options is equal to the contractual term.

•        The expected volatility is based on historical volatilities of similar entities within the Company’s industry which were commensurate with the expected term assumption as described in SAB No. 107.

•        The risk-free interest rate is based on the interest rate payable on U.S. Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.

•        The expected dividend yield is 0% because the Company has not historically paid, and does not expect for the foreseeable future to pay, a dividend on its common stock.

•        As the Company’s common stock has not historically been publicly traded, its board of directors periodically estimated the fair value of the Company’s common stock considering, among other things, contemporaneous valuations of its common stock prepared by an unrelated third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

	December 31,
	2022	2021
Expected volatility	71.78%	55.76%
Risk-free interest rate	3.30%	1.12%
Expected life (in years)	6.04	6.61
Expected dividend yield	0%	0%